Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

22. RELATED PARTIES BALANCES AND TRANSACTIONS

The Group had the following related parities:

a. Executive Officers and companies controlled by executive officers

b. Equity method investees

c. Companies controlled by the same controlling shareholders.

d. The 30% equity holder of Shengguang Zhongshuo

e. The wholly owned subsidiary of d.

I.  Balances:

The Group had the following related party balances:

	Relationship	Notes	As of December 31,
			2021	2022
			RMB	RMB
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	35,872	3,655
Youxiang Group	(c)	(ii)	19,230	17,912
Others		(iii)	111	231
			55,213	21,798

	Relationship	Notes	As of December 31,
			2021	2022
			RMB	RMB
Amounts due to related parties:
Youxiang Group	(c)	(iv)	20,159	1,429
Angela Bai	(a)	(v)	—	12,270
Guangdong Marketing Advertising Group	(e)	(vi)	12,280	25,152
Others		(vii)	2,221	2,383
			34,660	41,234

Notes:

(i)	Amounts due from Guangdong Advertising Co., Ltd. are marketing service fee receivable.

(ii)	Amounts due from Youxiang Group are construction fee and rental deposits.

(iii)	Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.

(iv)	Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%, which was fully settled by the transaction of disposal of a property to Youxiang Group in 2022.

(v)	In September 2022, Angela Bai, spouse of Dr. Daqing Mao, entered into two loan agreements of RMB3,500 and RMB8,500 with the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of March 18, 2023, and the other had an interest rate of 8.0% per annum with a maturity date of September 20, 2023. Pursuant to the loan agreements, the loan must be repaid within 90 days of the maturity date.

(vi)	Amounts due to Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.

(vii)	Amounts due to others are loan received from Dr. Daqing Mao and investment principal due to a shareholder under control of Angela Bai.

II.  Transactions:

Lease expenses

			For the Years Ended December 31,
	Relationship	Notes	2020	2021	2022
			RMB	RMB	RMB
Youxiang Group	(c)	(i)	12,645	5,134	1,752
Guangdong Advertising Co., Ltd.	(d)	(i)	—	—	857

Revenues

			For the Years Ended December 31,
	Relationship	Notes	2020	2021	2022
			RMB	RMB	RMB
Youxiang Group	(c)	(ii)	20,124	26,087	27,599
Guangdong Advertising Co., Ltd.	(d)	(iii)	77,046	45,528	24,993

Property management expense

			For the Years Ended December 31,
	Relationship	Notes	2020	2021	2022
			RMB	RMB	RMB
Youxiang Group	(c)	(iv)	3,668	5,106	6,872

Purchase of advertisement distribution resources

			For the Years Ended December 31,
	Relationship	Notes	2020	2021	2022
			RMB	RMB	RMB
Xinjiang Xinzhongshuo Marketing Co., Ltd.	(a)	(v)	5	—	—
Guangdong Advertising Co., Ltd.	(d)	(v)	1,081	1,929	424
Guangdong Advertising Marketing Group	(e)	(v)	10,418	12,566	96,547

Settlement of payable by disposal of a subsidiary/property

			For the Years Ended December 31,
	Relationship	Notes	2020	2021	2022
			RMB	RMB	RMB
Youxiang Group	(c)	(vi)	—	14,525	24,150

Notes:

(i)	The amount represents rental expense for the operating lease to Youxiang Group and Guangdong Advertising Co., Ltd.

(ii)	The amount represents consulting, construction and designing services, and workspace membership service provided to Youxiang Group.

(iii)	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.

(iv)	The amount represents property management services provided by Youxiang Group.

(v)	The amount represents advertisement distribution services provided by these related parties.

(vi)

On July 28, 2021, the Group disposed of one of its subsidiaries, Beijing Ucommune Jingkai Technology Co., Ltd. to Youxiang Group with a consideration of RMB14,525, which was used to settlement the payables due to Youxiang Group. The disposal gain of RMB38 was recognized into additional paid-in capital as it is the transaction under common control.

On July 20, 2022, the Company disposed of three of its properties located in Kaifeng, Henan Province to Youxiang Group with a total consideration of RMB31,000 evaluated by the assistance of a third-party appraiser, of which RMB24,150 was used to settle the payables due to Youxiang Group. The disposal loss of RMB13,128 was recognized into additional paid-in capital as it is the transaction under common control.